Maturities of Long-Term Debt (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2016	$ 6,325
2017	4,195
2018	7,072
2019	5,645
2020	8,860
Thereafter	$ 77,933